RELATED PARTY TRANSACTIONS - Transactions With Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transaction [Line Items]
Related party transactions	$ (244)	$ (778)
Ship Management Fee Revenue
Related Party Transaction [Line Items]
Related party transactions	0	455
Ship Management And Administrative Services Expense
Related Party Transaction [Line Items]
Related party transactions	0	(687)
Insurance Commission
Related Party Transaction [Line Items]
Related party transactions	(208)	0
Debt Guarantee Compensation
Related Party Transaction [Line Items]
Related party transactions	0	(169)
Commitment Fee
Related Party Transaction [Line Items]
Related party transactions	0	(20)
Office Rental
Related Party Transaction [Line Items]
Related party transactions	$ (36)	$ (357)